UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

         Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 3/31/13

Item 1.  Schedule of Investments.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013

Principal Amount ($)			Coupon Rate (%)	Maturity	Value
		BONDS & NOTES - 38.4%
		AGRICULTURE - 2.8%
500,000		Vector Group Ltd. (a)	2.5000%	1/15/2019	$ 580,150

		BANKS - 2.5%
400,000		Lloyds TSB Bank PLC (a,b)	12.0000	Perpetual	531,462

		CHEMICALS - 2.4%
500,000		Cornerstone Chemical Co.	9.3750	3/15/2018	510,000

		DIVERSIFIED FINANCIAL SERVICES - 6.0%
250,000		Jefferies Finance LLC / JFIN Co-Issuer Corp. (b)	7.3750	4/1/2020	253,437
500,000		Lehman Brothers Holdings, Inc. (c)	6.8750	5/2/2018	136,250
500,000		Nuveen Investments, Inc. (b)	9.5000	10/15/2020	522,500
350,000		Tricon Capital Group, Inc.	5.6000	3/31/2020	343,559
					1,255,746
		HEALTHCARE-PRODUCTS - 2.5%
500,000		Hologic, Inc. (d)	2.0000	3/1/2042	523,750

		HOUSEHOLD PRODUCTS/WARES - 2.7%
500,000		Prestige Brands Holdings, Inc.	8.1250	2/1/2020	564,375

		INSURANCE - 2.8%
500,000		Radian Group, Inc.	3.0000	11/15/2017	599,375

		LODGING - 2.4%
500,000		Home Inns & Hotels Management, Inc.	2.0000	12/15/2015	496,875

		MINING - 4.3%
345,000		Inmet Mining Corp. (b)	8.7500	6/1/2020	380,362
500,000		Royal Gold, Inc.	2.8750	6/15/2019	527,500
					907,862
		OIL & GAS - 2.7%
500,000		Chesapeake Energy Corp.	9.5000	2/15/2015	565,000

		PHARMACEUTICALS - 2.5%
500,000		Salix Pharmaceuticals, Ltd. (b)	1.5000	3/15/2019	530,313

		SOFTWARE - 2.4%
500,000		Nuance Communications, Inc.	2.7500	11/1/2031	514,375

		TELECOMMUNICATIONS - 2.4%
250,000		Intelsat Luxembourg SA (b)	7.7500	6/1/2021	254,375
250,000		Intelsat Luxembourg SA (b)	8.1250	6/1/2023	254,063
					508,438

		TOTAL BONDS & NOTES (Cost - $7,962,374) (e)			8,087,721

		TOTAL INVESTMENTS - 38.4% (Cost - $7,962,374) (e)			$ 8,087,723
		OTHER ASSETS LESS LIABILITIES - 61.6%			12,986,839
		NET ASSETS - 100.0%			$ 21,074,562

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares					Value
		SECURITIES SOLD SHORT - (3.7) %
		COMMON STOCK - (3.7) %
		AGRICULTURE - (0.6) %
(7,500)		Vector Group Ltd.			$ (120,900)

		HEALTHCARE-PRODUCTS - (0.7) %
(7,000)		Hologic, Inc.			(158,200)

		INSURANCE - (1.1) %
(22,200)		Radian Group, Inc.			(237,762)

		LODGING - (0.3) %
(1,900)		Home Inns & Hotels Management, Inc. - ADR			(56,601)

		MINING - (0.3) %
(1,000)		Royal Gold, Inc.			(71,030)

		PHARMACEUTICALS - (0.4) %
(1,500)		Salix Pharmaceuticals Ltd.			(76,770)

		SOFTWARE - (0.3) %
(3,100)		Nuance Communications, Inc.			(62,558)

		TOTAL SECURITIES SOLD SHORT (Proceeds - $739,483) (e)			$ (783,821)

		ADR - American Depositary Receipt.
	(a)	Variable rate security; the rate shown represents the rate at March 31, 2013.
	(b)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from qualified institutional buyers. At March 31, 2013, these securities amounted to $2,726,512 or 12.94% of net assets. In addition, these securities are determined to be illiquid by the Board of Trustees.

	(c)	Security in default.
	(d)	Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2013.
	(e)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is $7,222,891 and and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 132,969
				Unrealized Depreciation:	(51,960)
			Net Unrealized Appreciation:		$ 81,009

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price or quotes obtained from a quotation reporting system, established market makers, or pricing services on the day of valuation. Exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. In this respect, the Adviser participates in the valuation process by preparing the fair valuation for any such securities as per approved  procedures and pursuant to a fair value process developed in coordination with the Fund’s administrator and auditors, and in some cases certain service providers to the issuers of securities subject to the fair valuation. The Adviser’s process is tested and subject to ongoing and periodic monitoring by the adviser and the Fund’s administrator. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its is determined entirety, based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets +	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 8,087,721	$ -	$ 8,087,721
Total Assets	$ -	$ 8,087,721	$ -	$ 8,087,721
Liabilities +
Securities Sold Short	$ -	$ 783,821	$ -	$ 783,821
+ Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales- A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a ater date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/24/13

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/24/13